Leases	6 Months Ended
Jun. 30, 2024
Leases [Abstract]
LEASES

NOTE 9 – LEASES

The Company is a party to operating leases for its corporate offices, laboratory space, plant space and vehicles.

	Six months ended June 30,
(in thousands)	2024	2023

The components of lease expense were as follows:
Operating leases expenses	$207	$522
Supplemental consolidated cash flow information related to operating leases follows:
Cash used in operating activities	$212	$520
Non-cash activity:
Right of use assets obtained in exchange for new operating lease liabilities	$25	$145

	June 30,	December 31,
(in thousands)	2024	2023
Supplemental information related to operating leases, including location of amounts reported in the accompanying consolidated balance sheets, follows:
Other assets - Right-of-Use assets	$1,722	$2,161
Accumulated amortization	852	1,120
Operating lease Right-of-Use assets, net	$870	$1,041
Lease liabilities – current - Accounts payable and accrued liabilities	$336	$346
Lease liabilities – noncurrent	499	686
Total operating lease liabilities	$835	$1,032
Weighted average remaining lease term in years	2.89	3.3
Weighted average annual discount rate	6.8%	6.7%

Maturities of operating lease liabilities as of June 30, 2024, were as follows:
2024 (after June 30)	$191
2025	355
2026	193
2027	117
2028 and onwards	89
Total undiscounted lease liability	945
Less: Imputed interest	(110)
Present value of lease liabilities	$835